PROPERTY, PLANT, AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT

NOTE 9. PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment consist of the following:

	March 31, 2024	December 31, 2023
Displays	$312,146	$312,146
Building	-	575,000
Furniture and fixtures	506,791	505,436
Leasehold improvements	1,956,051	1,925,385
Computer hardware & equipment	183,881	141,682
Other	680,718	680,718
	3,639,587	4,140,367
Less: accumulated depreciation and amortization	(1,566,047)	(1,463,728)
Total property, plant, and equipment	$2,073,540	$2,676,639

The Company incurred approximately $133,000 and $137,000 of depreciation expense for the three months ended March 31, 2024 and 2023, respectively. Depreciation expense was included in operating expenses on the condensed consolidated carve-out statements of operations.

NOTE 8. PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment consist of the following:

	December 31, 2023	December 31, 2022
Displays	$312,146	$312,146
Building	575,000	575,000
Furniture and fixtures	505,436	469,338
Leasehold improvements	1,925,385	1,910,719
Computer hardware & equipment	141,682	114,525
Other	680,718	579,547
	4,140,367	3,961,275
Less: accumulated depreciation and amortization	(1,463,728)	(925,428)
Total property, plant, and equipment	$2,676,639	$3,035,847

The Company incurred approximately $539,000 and $280,000 of depreciation expense for the years ended December 31, 2023 and 2022, respectively. Depreciation expense was included in operating expenses on the consolidated carve-out statements of operations.